OTHER LIABILITIES	12 Months Ended
Dec. 31, 2018
OTHER LIABILITIES
OTHER LIABILITIES

NOTE 17 – OTHER LIABILITIES

Other liabilities consist of the following:

•	revenues received from connection fees for fixed telephony, cable television, data and Internet, nonrefundable;
•	revenues collected by remaining traffic and packages of data from unexpired cards;
•	the value assigned to the points delivered by customer loyalty programs in the mobile telephony;
•	the advanced collection of revenues from services of international capacity;
•	the advanced collection of construction projects;
•	deferred revenue from government subsidies for the acquisition of PP&E;
•	pension benefits; and
•	any liability not included in the other liability items.

	As of December 31,
	2018	2017
Current
Deferred revenues on prepaid calling cards	710	30
Deferred revenues on connection fees and international capacity leases	76	117
Deferred revenues on construction projects	322	—
Mobile customer loyalty programs	173	—
Compensation for directors and members of the Supervisory Committee	47	—
Companies under sect. 33 - Law No. 19,550 and Related Parties (Note 27.c)	—	4
Other (*)	209	1
	1,537	152
Non-current
Deferred revenues on connection fees and international capacity leases	254	198
Pension benefits (Note 3.m)	245	—
Mobile customer loyalty programs	280	—
Other (*)	380	—
	1,159	198
Total other liabilities	2,696	350

(*) Includes deferred revenue from subsidiaries for government subsidies for the acquisition of PP&E.

Movements in the pension benefits are as follows:

	Years ended
	December 31,
	2018	2017
At the beginning of the year	—	—
Incorporation by merger (Note 4.a)	316	—
Service cost (*)	23	—
Interest cost (**)	72	—
Payments (***)	(166)	—
At the end of the year	245	—

(*)     Included in Employee benefit expenses and severance payments.

(**)    Included in Other Financial expenses, net.

(***)  Include (158) corresponding to RECPAM.